Offerings	Nov. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	17,000,000
Proposed Maximum Offering Price per Unit	108.72
Maximum Aggregate Offering Price	$ 1,848,240,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 160,796.88
Offering Note	Represents (i) 12,000,000 shares of common stock, par value $1.25 per share (the "Common Stock"), of Kimberly-Clark Corporation (the "Registrant") issuable under the Kimberly-Clark Corporation 2021 Equity Participation Plan (the "Plan") pursuant to substitute awards granted in connection with the acquisition (the "Merger") of Kenvue Inc. ("Kenvue") by the Registrant to replace Kenvue awards held by continuing employees of the Registrant and (ii) 5,000,000 shares of Common Stock issuable under the Plan as a result of the Registrant's assumption of certain available plan share reserves of Kenvue in connection with the Merger. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The 'Proposed Maximum Offering Price Per Unit' and the 'Maximum Aggregate Offering Price' are estimated in accordance with Rule 457(h) under the Securities Act based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Stock Market LLC on October 28, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	108.72
Maximum Aggregate Offering Price	$ 326,160,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 28,375.92
Offering Note	Represents shares of Common Stock issuable pursuant to substitute awards granted in connection with the Merger to replace Kenvue awards held by former employees of Kenvue. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The 'Proposed Maximum Offering Price Per Unit' and the 'Maximum Aggregate Offering Price' are estimated in accordance with Rule 457(h) under the Securities Act based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Stock Market LLC on October 28, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	108.72
Maximum Aggregate Offering Price	$ 10,872,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 945.86
Offering Note	Represents shares of Common Stock issuable pursuant to substitute awards granted in connection with the Merger to replace Kenvue awards held by current and former directors of Kenvue. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The 'Proposed Maximum Offering Price Per Unit' and the 'Maximum Aggregate Offering Price' are estimated in accordance with Rule 457(h) under the Securities Act based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Stock Market LLC on October 28, 2026.